Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
(Loss) Profit before income tax and social contribution		R$ (65,469)	R$ (29,470)	R$ 17,178
Basic rate		34.00%	34.00%	34.00%
Income tax and social contribution		R$ 22,259	R$ 10,020	R$ (5,841)
Tax loss carryforward not recorded from subsidiaries	[1]	(6,185)	(1,900)	(46)
IPO Bonus		(15,967)
Tax incentives				2,896
Earn-out adjustment		20,730
Others		(14)	(81)	(343)
Tax benefit (expense)		R$ 20,823	R$ 8,039	R$ (3,334)
Effective rate		31.81%	27.28%	19.41%

[1]	For certain subsidiaries of Rodati Motor Corporation no deferred tax assets were recognized as temporary differences or tax loss carryforward. If it were recognized, it would amount to R$ 7,365. The Company recognizes that it is unlikely that future taxable profit will be available against which the Company can use the benefits therein.